CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ 499,400	$ 898,166
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	476,733	462,264
Realized and unrealized losses (gains) on investments	(1,751)	(11,210)
Non-cash, stock-based compensation	28,844	18,860
Deferred tax expense (benefit)	58,640	372,554
Other, net	4,047	3,265
Change in noncurrent assets	20,920	(63,244)
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	(27,619)	(13,692)
Changes in current assets and current liabilities, net	217,766	(520,616)
Net cash flows from operating activities	1,276,980	1,146,347
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(1,327,003)	(2,864,894)
Sales and maturities of marketable investment securities	579,056	2,513,687
Purchases of property and equipment	(370,925)	(401,513)
Change in restricted cash and marketable investment securities	(1,262)	19,842
Proceeds from sale of strategic investments		10,000
Other	(2,404)	20
Net cash flows from investing activities	(1,122,538)	(722,858)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	1,900,000	2,000,000
Debt issuance costs	(9,564)	(27,167)
Repayment of long-term debt and capital lease obligations	(17,954)	(17,102)
Capital distribution to affiliate		(1,500,000)
Other	5,523
Net cash flows from financing activities	1,878,005	455,731
Net increase (decrease) in cash and cash equivalents	2,032,447	879,220
Cash and cash equivalents, beginning of period	399,072	507,266
Cash and cash equivalents, end of period	2,431,519	1,386,486
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	268,627	234,693
Cash received for interest	5,932	6,133
Cash paid for income taxes	18,262	7,618
Cash paid for income taxes to DISH Network	249,214	126,903
Satellites and other assets financed under capital lease obligations		$ 3,583